ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 11,148	$ 7,721
Non-current	6,817	4,194
Total	$ 17,965	$ 11,915